Distribution Date:	09/17/21	JPMBB Commercial Mortgage Securities Trust 2015-C31
Determination Date:	09/13/21
Next Distribution Date:	10/18/21
Record Date:	08/31/21	Commercial Mortgage Pass-Through Certificates
Series 2015-C31

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, | New York, NY 10179
		Master Servicer	Midland Loan Services
Exchangeable Certificate Detail	5
			askmidlandls.com	(913) 253-9000
Additional Information	6
			A Division of PNC Bank, N.A.,10851 Mastin Street, Building 82 | Overland Park, KS 66210
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	8		Niral Shah	(305) 485-2041	Niral.Shah@rialtocapital.com
Current Mortgage Loan and Property Stratification	9-13		200 S. Biscayne Blvd.,Suite 3550 | Miami, FL 33131
Mortgage Loan Detail (Part 1)	14-15	Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	16-17		Don Simon	(203) 660-6100
Principal Prepayment Detail	18		375 North French Road,Suite 100 | Amherst, NY 14228
Historical Detail	19	Certificate Administrator	Wells Fargo Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Delinquency Loan Detail	20				trustadministrationgroup@wellsfargo.com
Collateral Stratification and Historical Detail	21		9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 1	22
Specially Serviced Loan Detail - Part 2	23
Modified Loan Detail	24
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	46644YAS9	1.665800%	59,309,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46644YAT7	3.007900%	48,541,000.00	0.73	0.73	0.00	0.04	0.00	0.77	0.00	0.00%	30.00%
A-3	46644YAU4	3.801400%	515,534,000.00	515,534,000.00	2,130,577.18	1,633,125.79	156,254.56	0.00	3,919,957.53	513,403,422.82	34.43%	30.00%
A-SB	46644YAW0	3.539500%	95,737,000.00	75,086,182.67	1,464,777.64	221,472.96	99,130.39	0.00	1,785,380.99	73,621,405.03	34.43%	30.00%
A-S	46644YAZ3	4.105800%	53,934,000.00	53,934,000.00	0.00	184,535.18	0.00	0.00	184,535.18	53,934,000.00	28.40%	24.75%
B	46644YBA7	4.773275%	84,753,000.00	84,753,000.00	0.00	337,124.50	0.00	0.00	337,124.50	84,753,000.00	18.93%	16.50%
C	46644YBB5	4.773275%	47,513,000.00	47,513,000.00	0.00	188,993.86	0.00	0.00	188,993.86	47,513,000.00	13.63%	11.88%
D	46644YBD1	4.273275%	42,377,000.00	42,377,000.00	0.00	150,907.15	0.00	0.00	150,907.15	42,377,000.00	8.89%	7.75%
E	46644YAE0	4.773275%	26,967,000.00	26,967,000.00	0.00	107,267.43	0.00	0.00	107,267.43	26,967,000.00	5.88%	5.13%
F	46644YAG5	4.773275%	16,694,000.00	16,694,000.00	0.00	66,404.21	0.00	0.00	66,404.21	16,694,000.00	4.02%	3.50%
NR*	46644YAJ9	4.773275%	35,956,082.00	35,956,082.00	0.00	117,123.28	0.00	0.00	117,123.28	35,956,082.00	0.00%	0.00%
BWP	46644YAQ3	10.978000%	4,990,079.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Z	46644YAN0	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	46644YAL4	0.000000%	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,032,305,262.00	898,814,265.40	3,595,355.55	3,006,954.36	255,384.99	0.00	6,857,694.90	895,218,909.85

Notional Certificates
X-A	46644YAX8	0.976914%	773,055,000.00	644,554,183.40	0.00	524,728.18	25,289.37	0.00	550,017.55	640,958,827.85
X-B	46644YAY6	0.000000%	84,753,000.00	84,753,000.00	0.00	0.00	0.00	0.00	0.00	84,753,000.00
X-C	46644YAA8	0.000000%	47,513,000.00	47,513,000.00	0.00	0.00	0.00	0.00	0.00	47,513,000.00
X-D	46644YAC4	0.500000%	42,377,000.00	42,377,000.00	0.00	17,657.08	0.00	0.00	17,657.08	42,377,000.00
Notional SubTotal			947,698,000.00	819,197,183.40	0.00	542,385.26	25,289.37	0.00	567,674.63	815,601,827.85

Deal Distribution Total					3,595,355.55	3,549,339.62	280,674.36	0.00	7,425,369.53

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution Interest Distribution		/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46644YAS9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46644YAT7	0.00001504	0.00001504	0.00000000	0.00000000	0.00000000	0.00000082	0.00000000	0.00001586	0.00000000
A-3	46644YAU4	1,000.00000000	4.13275784	3.16783333	0.00000000	0.00000000	0.30309264	0.00000000	7.60368381	995.86724216
A-SB	46644YAW0	784.29638144	15.30001609	2.31334761	0.00000000	0.00000000	1.03544492	0.00000000	18.64880861	768.99636536
A-S	46644YAZ3	1,000.00000000	0.00000000	3.42149998	0.00000000	0.00000000	0.00000000	0.00000000	3.42149998	1,000.00000000
B	46644YBA7	1,000.00000000	0.00000000	3.97772940	0.00000000	0.00000000	0.00000000	0.00000000	3.97772940	1,000.00000000
C	46644YBB5	1,000.00000000	0.00000000	3.97772946	0.00000000	0.00000000	0.00000000	0.00000000	3.97772946	1,000.00000000
D	46644YBD1	1,000.00000000	0.00000000	3.56106260	0.00000000	0.00000000	0.00000000	0.00000000	3.56106260	1,000.00000000
E	46644YAE0	1,000.00000000	0.00000000	3.97772945	0.00000000	0.00000000	0.00000000	0.00000000	3.97772945	1,000.00000000
F	46644YAG5	1,000.00000000	0.00000000	3.97772912	0.00000000	0.00000000	0.00000000	0.00000000	3.97772912	1,000.00000000
NR	46644YAJ9	1,000.00000000	0.00000000	3.25739829	0.72033099	10.10693406	0.00000000	0.00000000	3.25739829	1,000.00000000
BWP	46644YAQ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Z	46644YAN0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	46644YAL4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46644YAX8	833.77532439	0.00000000	0.67877212	0.00000000	0.00000000	0.03271355	0.00000000	0.71148566	829.12448383
X-B	46644YAY6	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-C	46644YAA8	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	46644YAC4	1,000.00000000	0.00000000	0.41666659	0.00000000	0.00000000	0.00000000	0.00000000	0.41666659	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	08/01/21 - 08/30/21	30	0.00	1,633,125.79	0.00	1,633,125.79	0.00	0.00	0.00	1,633,125.79	0.00
A-SB	08/01/21 - 08/30/21	30	0.00	221,472.95	0.00	221,472.95	0.00	0.00	0.00	221,472.96	0.00
X-A	08/01/21 - 08/30/21	30	0.00	524,728.18	0.00	524,728.18	0.00	0.00	0.00	524,728.18	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	08/01/21 - 08/30/21	30	0.00	17,657.08	0.00	17,657.08	0.00	0.00	0.00	17,657.08	0.00
A-S	08/01/21 - 08/30/21	30	0.00	184,535.18	0.00	184,535.18	0.00	0.00	0.00	184,535.18	0.00
B	08/01/21 - 08/30/21	30	0.00	337,124.50	0.00	337,124.50	0.00	0.00	0.00	337,124.50	0.00
C	08/01/21 - 08/30/21	30	0.00	188,993.86	0.00	188,993.86	0.00	0.00	0.00	188,993.86	0.00
D	08/01/21 - 08/30/21	30	0.00	150,907.15	0.00	150,907.15	0.00	0.00	0.00	150,907.15	0.00
E	08/01/21 - 08/30/21	30	0.00	107,267.43	0.00	107,267.43	0.00	0.00	0.00	107,267.43	0.00
F	08/01/21 - 08/30/21	30	0.00	66,404.21	0.00	66,404.21	0.00	0.00	0.00	66,404.21	0.00
NR	08/01/21 - 08/30/21	30	337,505.47	143,023.56	0.00	143,023.56	25,900.28	0.00	0.00	117,123.28	363,405.75
BWP	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			337,505.47	3,575,239.89	0.00	3,575,239.89	25,900.28	0.00	0.00	3,549,339.62	363,405.75

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46644YAZ3	4.105800%	53,934,000.00	53,934,000.00	0.00	184,535.18	0.00	0.00	184,535.18	53,934,000.00
A-S (EC)	NA	N/A	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46644YBA7	4.773275%	84,753,000.00	84,753,000.00	0.00	337,124.50	0.00	0.00	337,124.50	84,753,000.00
B (EC)	NA	N/A	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46644YBB5	4.773275%	47,513,000.00	47,513,000.00	0.00	188,993.86	0.00	0.00	188,993.86	47,513,000.00
C (EC)	NA	N/A	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			186,200,003.00	186,200,000.00	0.00	710,653.54	0.00	0.00	710,653.54	186,200,000.00

Exchangeable Certificate Details
EC	46644YBC3	N/A	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 5 of 28

Additional Information
Total Available Distribution Amount (1)	7,425,369.53
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,590,366.24	Master Servicing Fee	9,708.50
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,405.51
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	386.99
ARD Interest	0.00	Senior Trust Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Operating Advisor Fee	0.00
Extension Interest	0.00	Asset Representations Reviewer Fee	1,625.36
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,590,366.24	Total Fees	15,126.36

Principal		Expenses/Reimbursements
Scheduled Principal	1,464,777.55	Reimbursement for Interest on Advances	110.25
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	2,130,578.00	Special Servicing Fees (Monthly)	25,790.03
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	3,595,355.55	Total Expenses/Reimbursements	25,900.28

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	280,674.37	Interest Distribution	3,549,339.61
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	3,595,355.55
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	280,674.37
		Borrower Option Extension Fees	0.00
Total Other Collected	280,674.37	Total Payments to Certificateholders and Others	7,425,369.53
Total Funds Collected	7,466,396.16	Total Funds Distributed	7,466,396.17

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	898,814,265.62	898,814,265.62	Beginning Certificate Balance	898,814,265.40
(-) Scheduled Principal Collections	1,464,777.55	1,464,777.55	(-) Principal Distributions	3,595,355.55
(-) Unscheduled Principal Collections	2,130,578.00	2,130,578.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	895,218,910.07	895,218,910.07	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	897,349,113.18	897,349,113.18	Ending Certificate Balance	895,218,909.85
Ending Actual Collateral Balance	895,894,540.58	895,894,540.58

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.22)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.22)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.77
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 8 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	93,813,424.06	10.48%	38	4.6943	NAP	Defeased	6	93,813,424.06	10.48%	38	4.6943	NAP
	9,999,999 or less	28	157,876,275.05	17.64%	39	4.7262	1.451860	1.35 or less	19	332,602,298.12	37.15%	25	4.6582	0.708780
10,000,000 to 19,999,999		7	91,217,255.62	10.19%	37	4.5590	1.250347	1.36 to 1.45	2	16,484,997.91	1.84%	42	4.6785	1.414302
20,000,000 to 24,999,999		1	21,000,000.00	2.35%	41	4.6630	1.940000	1.46 to 1.55	5	158,980,043.39	17.76%	13	4.6754	1.514873
25,000,000 to 49,999,999		9	304,335,541.76	34.00%	27	4.6485	1.574830	1.56 to 1.65	1	4,337,964.35	0.48%	42	5.0530	1.560000
	50,000,000 or greater	3	226,976,413.58	25.35%	17	4.5778	0.851788	1.66 to 1.80	6	108,901,854.00	12.16%	35	4.4660	1.699987
	Totals	54	895,218,910.07	100.00%	29	4.6403	1.323401	1.81 to 2.00	10	149,681,356.17	16.72%	41	4.6452	1.885895
								2.01 or greater	5	30,416,972.07	3.40%	43	4.6144	2.713831
								Totals	54	895,218,910.07	100.00%	29	4.6403	1.323401
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	15	93,813,424.06	10.48%	38	4.6943	NAP	Texas	15	102,603,558.72	11.46%	42	4.5433	1.230125
Alabama	3	51,459,126.97	5.75%	39	4.3216	1.697969	Virginia	1	5,610,736.85	0.63%	30	4.7430	1.900000
Arizona	9	30,366,247.34	3.39%	34	4.6780	2.125812	Washington	2	10,325,471.80	1.15%	34	4.8857	1.657175
California	17	48,947,373.61	5.47%	34	4.6612	1.225228	Wisconsin	1	7,279,203.59	0.81%	43	4.7560	2.860000
Colorado	7	29,401,067.10	3.28%	33	5.1249	1.902549	Totals	149	895,218,910.07	100.00%	29	4.6403	1.323401
Connecticut	3	28,850,119.12	3.22%	43	4.3619	1.877573
									Property Type³
Florida	10	75,698,343.20	8.46%	33	4.6669	1.555793
Georgia	9	14,488,005.82	1.62%	23	4.6498	1.193339		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Illinois	16	175,560,966.77	19.61%	8	4.6577	1.166733		Properties	Balance	Agg. Bal.			DSCR¹
Louisiana	1	74,074,078.93	8.27%	43	4.7100	0.210000	Defeased	15	93,813,424.06	10.48%	38	4.6943	NAP
Maryland	2	798,636.86	0.09%	(22)	4.7930	1.470000	Industrial	15	148,667,361.93	16.61%	41	4.5146	1.439045
Michigan	3	18,579,645.54	2.08%	42	4.8192	1.410155	Lodging	7	109,330,315.69	12.21%	42	4.7829	0.548907
Minnesota	4	2,889,613.29	0.32%	(22)	4.7930	1.470000	Mixed Use	5	17,331,654.09	1.94%	42	4.6567	1.150381
Missouri	2	1,165,283.90	0.13%	(22)	4.7930	1.470000	Mobile Home Park	4	32,473,146.21	3.63%	39	4.6768	2.157557
New Jersey	4	11,641,576.10	1.30%	38	4.8766	1.670315	Multi-Family	3	42,379,179.50	4.73%	41	4.4575	1.301517
New York	2	23,881,163.28	2.67%	40	4.7726	0.715202	Office	15	286,274,800.36	31.98%	12	4.6032	1.398759
North Carolina	1	2,963,752.99	0.33%	42	4.8100	2.490000	Other	1	898,111.28	0.10%	43	4.7240	1.351317
Ohio	7	11,218,295.94	1.25%	37	4.6429	0.958855	Retail	82	158,593,252.37	17.72%	29	4.7263	1.428749
Oklahoma	1	868,000.00	0.10%	43	4.4880	2.073439	Self Storage	2	5,457,664.58	0.61%	7	4.8600	1.700000
Ontario	1	647,621.89	0.07%	(22)	4.7930	1.470000	Totals	149	895,218,910.07	100.00%	29	4.6403	1.323401
Oregon	1	5,951,183.76	0.66%	41	4.0960	1.980000
Pennsylvania	5	4,607,070.46	0.51%	40	4.5029	2.043959
South Carolina	1	17,203,020.13	1.92%	40	4.3174	1.700000
South Dakota	1	802,000.00	0.09%	43	4.4880	2.073439
Tennessee	5	43,524,322.04	4.86%	(16)	4.5862	1.413108

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	93,813,424.06	10.48%	38	4.6943	NAP	Defeased	6	93,813,424.06	10.48%	38	4.6943	NAP
	4.20000% or less	1	5,951,183.76	0.66%	41	4.0960	1.980000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.20001% to 4.40000%	5	125,629,744.25	14.03%	38	4.3229	1.658996	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	11	167,737,046.47	18.74%	26	4.5423	1.420552	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	21	417,164,380.20	46.60%	24	4.6933	1.123250	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% or greater	10	84,923,131.33	9.49%	38	5.0217	1.525596	49 months or greater	48	801,405,486.01	89.52%	28	4.6340	1.318459
	Totals	54	895,218,910.07	100.00%	29	4.6403	1.323401	Totals	54	895,218,910.07	100.00%	29	4.6403	1.323401
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	93,813,424.06	10.48%	38	4.6943	NAP	Defeased	6	93,813,424.06	10.48%	38	4.6943	NAP
	60 months or less	48	801,405,486.01	89.52%	28	4.6340	1.318459	Interest Only	3	38,700,000.00	4.32%	42	4.5961	2.143813
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	45	762,705,486.01	85.20%	28	4.6359	1.276580
	Totals	54	895,218,910.07	100.00%	29	4.6403	1.323401	300 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	54	895,218,910.07	100.00%	29	4.6403	1.323401
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	6	93,813,424.06	10.48%	38	4.6943	NAP				None
Underwriter's Information		9	217,096,872.15	24.25%	21	4.5508	1.580782
	12 months or less	36	542,274,276.88	60.57%	30	4.6724	1.172970
	13 months to 24 months	3	42,034,336.98	4.70%	43	4.5677	1.840543
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	54	895,218,910.07	100.00%	29	4.6403	1.323401
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30309955	OF	Chicago	IL	Actual/360	4.67225%	341,214.38	118,876.63	0.00	10/05/19	08/01/25	--	84,813,561.20	84,694,684.57	05/01/21
2	30309956	LO	New Orleans	LA	Actual/360	4.71025%	300,948.93	127,423.27	0.00	04/11/25	08/06/25	--	74,201,502.20	74,074,078.93	09/06/21
3	30309957	OF	Various	Various	Actual/360	4.31725%	254,049.31	126,301.15	0.00	01/05/25	07/01/25	--	68,333,951.23	68,207,650.08	09/01/21
4	30309946	RT	Fort Lauderdale	FL	Actual/360	4.75025%	184,082.51	76,741.16	0.00	03/05/25	08/01/25	--	45,004,891.13	44,928,149.97	09/01/21
5	30309958	OF	Downers Grove	IL	Actual/360	4.60925%	160,322.52	70,609.55	0.00	04/11/25	08/01/25	--	40,395,095.44	40,324,485.89	09/01/21
6	30309959	OF	Nashville	TN	Actual/360	4.57025%	154,239.18	80,882.35	0.00	11/05/19	08/05/25	--	39,193,974.56	39,113,092.21	09/05/21
7	30309960	IN	Chicago	IL	Actual/360	4.56025%	141,845.44	52,052.07	0.00	11/05/24	07/05/25	--	36,123,626.88	36,071,574.81	09/05/21
8	30309961	OF	Beverly Hills	CA	Actual/360	4.46025%	140,457.59	47,146.24	0.00	06/05/24	07/05/25	--	36,572,207.16	36,525,060.92	09/05/21
9	30309953	RT	Various	Various	Actual/360	4.79325%	123,995.49	76,412.19	0.00	11/05/19	07/01/25	--	30,042,721.85	29,966,309.66	09/01/21
10	30309962	MF	Tyler	TX	Actual/360	4.46325%	116,236.30	44,191.27	0.00	04/05/25	08/01/25	--	30,245,147.34	30,200,956.07	09/01/21
12	30309964	IN	Various	TX	Actual/360	4.62025%	119,502.03	37,219.27	0.00	04/11/25	08/05/25	--	30,038,213.84	30,000,994.57	09/05/21
13	30309965	OF	Denver	CO	Actual/360	5.16925%	115,801.17	62,542.39	0.00	01/05/25	08/06/25	--	26,016,401.85	25,953,859.46	09/06/21
14	30309966	MF	Various	Various	Actual/360	4.98825%	115,555.56	43,964.27	0.00	03/05/25	08/06/25	--	26,903,279.28	26,859,315.01	09/06/21
15	30309967	IN	Rocky Hill	CT	Actual/360	4.35725%	104,349.64	36,647.79	0.00	04/11/25	07/01/25	--	27,812,766.91	27,776,119.12	09/01/21
16	30309968	MH	Apache Junction	AZ	Actual/360	4.66325%	84,322.58	0.00	0.00	02/05/25	08/06/25	--	21,000,000.00	21,000,000.00	09/06/21
17	30309954	IN	Pittsford	NY	Actual/360	4.69725%	72,615.20	31,076.30	0.00	01/05/25	07/06/25	--	17,953,444.64	17,922,368.34	09/06/21
18	30309969	RT	Escondido	CA	Actual/360	4.59425%	66,778.34	43,774.39	0.00	12/05/24	08/06/25	--	16,880,505.61	16,836,731.22	09/06/21
19	30309949	IN	Carrollton	TX	Actual/360	4.24025%	47,926.71	20,248.75	0.00	04/05/25	06/01/25	--	13,126,610.56	13,106,361.81	09/01/21
20	30309970	LO	Avenel	NJ	Actual/360	4.88325%	45,530.90	18,032.37	0.00	04/11/25	08/06/25	--	10,828,300.09	10,810,267.72	07/06/21
21	30309950	OF	Miami	FL	Actual/360	4.32825%	39,773.79	19,808.24	0.00	04/11/22	06/01/25	--	10,672,115.83	10,652,307.59	09/01/21
22	30309971	RT	Various	Various	Actual/360	4.48825%	45,603.07	0.00	0.00	04/11/25	04/01/29	--	11,800,000.00	11,800,000.00	09/01/21
23	30309948	OF	Various	TX	Actual/360	4.65025%	40,469.15	17,539.99	0.00	04/11/25	08/05/25	--	10,106,758.93	10,089,218.94	09/05/21
24	30309972	RT	Federal Way	WA	Actual/360	4.89225%	40,775.10	16,093.20	0.00	11/05/24	08/06/25	--	9,679,422.43	9,663,329.23	09/06/21
26	30309974	Various San Diego		CA	Actual/360	4.72425%	37,694.77	15,873.61	0.00	04/11/25	08/06/25	--	9,266,419.83	9,250,546.22	09/06/21
28	30309975	RT	Lake View Terrace	CA	Actual/360	4.83425%	37,107.08	13,458.27	0.00	01/05/25	08/06/25	--	8,914,375.01	8,900,916.74	09/06/21
29	30309976	RT	Sterling Heights	MI	Actual/360	4.75025%	35,343.84	14,734.30	0.00	02/05/25	08/06/25	--	8,640,939.46	8,626,205.16	09/06/21
30	30309977	MF	Clarkston	GA	Actual/360	4.67525%	33,954.74	14,656.07	0.00	04/11/25	07/06/25	--	8,434,505.76	8,419,849.69	09/06/21
31	30309978	SS	Pembroke Pines	FL	Actual/360	4.76625%	34,365.12	14,237.81	0.00	01/05/25	08/06/25	--	8,373,453.71	8,359,215.90	09/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date Date				Balance	Balance	Date
32	30309979	LO	Racine	WI	Actual/360	4.75625%	29,862.44	12,420.29	0.00	04/11/25	08/01/25	--	7,291,623.88	7,279,203.59	06/01/21
33	30309980	IN	Conshohocken	PA	Actual/360	4.68825%	27,728.47	17,596.10	0.00	01/05/25	08/06/25	--	6,868,772.58	6,851,176.48	09/06/21
34	30309981	IN	Various	TX	Actual/360	4.60025%	31,168.54	9,843.01	0.00	04/11/25	07/05/25	--	7,868,635.76	7,858,792.75	09/05/21
35	30309982	MU	Atlanta	GA	Actual/360	4.55525%	27,738.54	12,548.18	0.00	04/05/25	07/01/25	--	7,071,898.20	7,059,350.02	09/01/21
36	30309983	LO	Roselle	IL	Actual/360	5.21025%	31,359.78	10,969.34	0.00	04/11/25	08/06/25	--	6,989,983.61	6,979,014.27	02/06/21
37	30309984	MF	Tucson	AZ	Actual/360	4.73525%	27,759.81	9,473.36	0.00	04/11/25	07/06/25	--	6,808,279.42	6,798,806.06	09/06/21
38	30309985	MF	Houston	TX	Actual/360	4.48525%	24,339.76	11,318.75	0.00	02/05/25	07/01/25	--	6,302,236.53	6,290,917.78	09/01/21
39	30309986	LO	Cleveland	OH	Actual/360	4.75225%	25,783.38	10,740.37	0.00	08/05/24	08/06/25	--	6,300,924.50	6,290,184.13	09/06/21
40	30309987	IN	Portland	OR	Actual/360	4.09625%	21,031.29	11,568.94	0.00	02/05/25	05/06/25	--	5,962,752.70	5,951,183.76	09/06/21
41	30309951	OF	Rochester	NY	Actual/360	5.00025%	25,697.83	9,732.40	0.00	12/05/24	08/01/25	--	5,968,527.34	5,958,794.94	09/01/21
42	30309988	RT	Livonia	MI	Actual/360	4.74525%	22,983.91	9,600.22	0.00	03/05/25	08/06/25	--	5,625,076.25	5,615,476.03	09/06/21
43	30309989	MF	North Hills	CA	Actual/360	4.40025%	22,337.45	8,208.97	0.00	03/05/24	07/01/25	--	5,895,514.62	5,887,305.65	09/01/21
44	30309952	MH	Newport News	VA	Actual/360	4.74325%	22,949.65	8,323.88	0.00	03/05/24	08/06/25	--	5,619,060.73	5,610,736.85	09/06/21
45	30309990	RT	Lehigh Acres	FL	Actual/360	4.57425%	23,238.46	0.00	0.00	04/11/25	08/06/25	--	5,900,000.00	5,900,000.00	10/06/21
46	30309991	SS	Various	FL	Actual/360	4.86025%	22,871.19	7,373.88	0.00	04/11/22	08/05/25	--	5,465,038.46	5,457,664.58	09/05/21
47	30309992	RT	Detroit	MI	Actual/360	5.05325%	18,905.86	7,017.28	0.00	03/05/25	08/06/25	--	4,344,981.63	4,337,964.35	09/06/21
48	30309993	MU	Cordova	TN	Actual/360	4.73025%	17,994.05	6,596.86	0.00	01/05/25	07/06/25	--	4,417,826.69	4,411,229.83	09/06/21
49	30309947	RT	Doral	FL	Actual/360	4.60925%	16,033.10	10,523.17	0.00	03/05/24	07/06/25	--	4,039,723.70	4,029,200.53	09/06/21
50	30309994	LO	Houston	TX	Actual/360	5.22525%	17,578.29	9,321.53	0.00	09/05/24	08/06/25	--	3,906,888.58	3,897,567.05	09/06/21
51	30309995	IN	Chula Vista	CA	Actual/360	4.66825%	16,548.25	6,187.26	0.00	02/05/25	08/06/25	--	4,116,822.06	4,110,634.80	09/06/21
52	30309996	RT	Jacksonville	FL	Actual/360	4.52525%	14,443.28	6,652.20	0.00	02/05/25	06/06/25	--	3,706,704.83	3,700,052.63	09/06/21
53	30309997	MH	Apache Junction	AZ	Actual/360	4.66325%	13,623.50	4,451.07	0.00	02/05/25	08/06/25	--	3,392,844.94	3,388,393.87	09/06/21
54	30309998	IN	Gurnee	IL	Actual/360	4.59025%	11,514.17	7,558.24	0.00	04/11/25	08/06/25	--	2,913,137.22	2,905,578.98	09/06/21
55	30309999	RT	Hiram	GA	Actual/360	4.66525%	12,384.36	4,661.33	0.00	02/05/25	07/06/25	--	3,082,924.16	3,078,262.83	09/06/21
56	30310000	IN	Whitsett	NC	Actual/360	4.81025%	12,296.56	5,037.35	0.00	03/05/25	07/01/25	--	2,968,790.34	2,963,752.99	09/01/21
57	30310001	MH	Arizona City	AZ	Actual/360	4.66325%	9,948.03	3,478.79	0.00	01/05/25	08/06/25	--	2,477,494.28	2,474,015.49	09/06/21
58	30310002	IN	Oklahoma City	OK	Actual/360	4.02025%	7,385.85	2,133,609.88	0.00	02/05/20	03/31/30	--	2,133,609.88	0.00	08/31/21
Totals							3,590,366.24	3,595,355.55	0.00				898,814,265.62	895,218,910.07

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	8,202,164.26	1,866,744.72	01/01/21	03/31/21	--	0.00	0.00	459,251.12	1,838,912.03	668,420.02	0.00
2	8,419,634.00	3,355,561.04	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	14,082,341.36	13,916,143.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	3,818,052.89	1,298,407.40	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	4,670,271.80	5,138,771.18	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	6,020,421.12	5,713,565.84	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,622,575.38	3,626,437.89	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	17,237,497.41	4,346,826.67	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,177,238.18	2,375,569.18	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,286,794.15	3,282,287.68	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	4,361,114.81	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	4,139,017.63	662,437.19	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,969,531.11	1,959,268.23	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,545,165.00	293,111.83	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	578,176.86	859,292.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	865,280.97	199,726.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	307,228.00	0.00	--	--	02/11/21	0.00	0.00	254,067.63	254,067.63	72,691.67	0.00
21	1,328,914.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	942,431.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,577,848.00	1,465,812.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,187,890.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	836,301.54	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,008,560.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	817,700.38	930,637.78	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
32	0.00	0.00	--	--	--	0.00	0.00	42,210.52	126,754.86	231,561.99	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	572,758.84	520,229.83	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	740,963.24	619,470.16	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	42,259.90	296,097.04	76,426.72	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	534,310.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	(38,805.36)	116,928.16	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	838,385.19	829,756.13	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	168,770.00	0.00	--	--	--	0.00	0.00	0.00	0.00	13,517.59	0.00
42	449,000.66	560,002.40	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	703,847.10	734,858.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	724,403.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	869,116.59	902,388.22	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	611,301.12	631,627.60	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	600,152.71	518,440.08	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	162,206.92	298,487.75	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	(81,198.00)	(397,673.90)	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	8,271.54	0.00	--	--	--	0.00	0.00	0.00	0.00	5,684.29	0.00
51	494,875.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	487,719.74	549,982.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	400,669.98	423,166.05	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	231,433.02	256,158.72	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	125,512.38	51,912.24	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	556,131.20	543,766.80	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	410,137.11	805,159.24	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
58	364,724.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	102,936,840.45	59,255,260.67				0.00	0.00	797,789.17	2,515,831.56	1,068,302.28	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
58	30310002	2,130,578.00	Payoff w/ penalty	280,674.37	0.00
Totals		2,130,578.00		280,674.37	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/21	0	0.00	1	7,279,203.59	2	91,673,698.84	0	0.00	0	0.00	0	0.00	0	0.00	1	2,130,578.00	4.640295%	4.620734%	29
08/17/21	1	7,291,623.88	1	84,813,561.20	1	6,989,983.61	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.638842%	4.619299%	30
07/16/21	0	0.00	2	92,235,955.00	2	17,847,160.91	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.638862%	4.619318%	31
06/17/21	2	92,378,157.57	0	0.00	2	17,878,392.16	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.638883%	4.619339%	32
05/17/21	0	0.00	2	14,353,144.83	2	96,061,698.34	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.638902%	4.619358%	33
04/16/21	2	14,378,109.72	0	0.00	2	96,208,862.41	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.638922%	4.619379%	34
03/17/21	0	0.00	2	14,400,988.49	2	96,342,934.22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.638941%	4.619398%	35
02/18/21	0	0.00	2	14,429,730.26	2	96,514,082.02	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.638964%	4.619421%	36
01/15/21	1	7,381,953.73	2	92,757,622.03	1	10,959,736.92	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.638982%	4.619439%	37
12/17/20	1	85,802,086.43	3	25,452,094.67	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.639000%	4.619457%	38
11/18/20	4	31,554,563.44	0	0.00	0	0.00	0	0.00	0	0.00	1	7,187,977.26	0	0.00	0	0.00	4.639020%	4.619476%	39
10/19/20	2	11,419,983.74	2	18,116,211.48	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.639037%	4.619494%	40
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	30309955	05/01/21	3	3	459,251.12	1,838,912.03	787,250.04	85,178,291.41	06/26/20	98
32	30309979	06/01/21	2	2	42,210.52	126,754.86	231,961.99	7,317,275.44	05/18/20	98
36	30309983	02/06/21	6	6	42,259.90	296,097.04	82,976.72	7,059,826.88	06/15/20	98
Totals					543,721.54	2,261,763.93	1,102,188.75	99,555,393.73
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		883,418,910	784,466,008	98,952,902		0
49 - 60 Months		0	0	0		0
> 60 Months		11,800,000	11,800,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-21	895,218,910	796,266,008	0	7,279,204	91,673,699	0
Aug-21	898,814,266	799,719,097	7,291,624	84,813,561	6,989,984	0
Jul-21	900,273,200	790,190,084	0	92,235,955	17,847,161	0
Jun-21	901,837,139	791,580,590	92,378,158	0	17,878,392	0
May-21	903,284,016	792,869,173	0	14,353,145	96,061,698	0
Apr-21	904,836,331	794,249,359	14,378,110	0	96,208,862	0
Mar-21	906,271,244	795,527,321	0	14,400,988	96,342,934	0
Feb-21	908,035,299	797,091,486	0	14,429,730	96,514,082	0
Jan-21	909,457,452	798,358,139	7,381,954	92,757,622	10,959,737	0
Dec-20	910,873,932	799,619,751	85,802,086	25,452,095	0	0
Nov-20	912,396,946	880,842,382	31,554,563	0	0	0
Oct-20	913,801,702	884,265,506	11,419,984	18,116,211	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	30309955	84,694,684.57	85,178,291.41	165,000,000.00	02/25/21	1,866,744.72	0.73000	03/31/21	08/01/25	286
20	30309970	10,810,267.72	10,883,406.93	15,700,000.00	01/01/21	1,243,267.00	1.68572	--	08/06/25	286
32	30309979	7,279,203.59	7,317,275.44	11,700,000.00	05/01/15	1,448,736.03	2.86000	12/31/19	08/01/25	286
36	30309983	6,979,014.27	7,059,826.88	9,700,000.00	06/08/21	337,270.60	0.66000	12/31/19	08/06/25	286
41	30309951	5,958,794.94	5,958,794.94	9,250,000.00	06/04/15	168,770.00	0.40000	12/31/20	08/01/25	286
50	30309994	3,897,567.05	3,897,567.05	4,500,000.00	12/15/20	8,271.54	0.03000	12/31/20	08/06/25	226
Totals		119,619,532.14	120,295,162.65	215,850,000.00		5,073,059.89

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 22 of 28

					Specially Serviced Loan Detail - Part 2
				Servicing
	Property			Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1	30309955	OF	IL	06/26/20	98

9/13/2021 - Loan transferred for Imminent Monetary Default at borrowers request as a result of the Covid-19 pandemic. Negotiations for a forbearance are ongoing. Loan is now in monetary default. Lender is dual tracking negotiations with the

	foreclosure a nd receivership process.

20	30309970	LO	NJ	07/08/20	1

9/13/2021 - Loan transferred for Monetary Default as a result of the Covid-19 pandemic. Negotiations continue with Borrower regarding their request for relief. Resolution expected to be reached soon. Working with Borrower and legal to finalize

	agreement, expected resolution soon. FB agreement finalized and signed.

32	30309979	LO	WI	05/18/20	98

9/13/2021 - The loan transferred due to imminent default as result of the COVID-19 pandemic. Borrower has signed the PNL and provided the requested due diligence. As of Q4 2020 the occupancy, ADR and RevPAR penetration rates were

	96.6%, 139.7% and 135%, r espectively. Borrower has expressed desire to reinstate loan. Discussions with Borrower are ongoing and Special Servicer is evaluating the appropriate next steps.

36	30309983	LO	IL	06/15/20	98
	9/13/2021 - Loan transferred for Monetary Default as a result of the Covid-19 pandemic. Special Servicer is actively negotiating with Borrower while dual tracking foreclosure.

41	30309951	OF	NY	04/21/20	1
	9/13/2021 - Loan transferred for Imminent Monetary default at Borrower''s request due to COVID-19. Special Servicer is currently evaluating Borrower''s forbearance request.

50	30309994	LO	TX	07/15/20	98

9/13/2021 - Loan transferred to Special Servicing due to the impact of COVID-19. Borrower made various relief requests. Relief Request and Assumption were completed on 5/20/2021. A DSCR trigger has occurred and Borrower and Special

	Servicer are working	to implement all required lockbox accounts. Special Servicer anticipates sending the Loan back to the Master Servicer upon implementation.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
11	30309963	28,897,593.34	4.76783%	28,897,593.34 4.76783%		1	05/29/20	06/01/20	06/02/20
35	30309982	7,200,022.89	4.55503%	7,200,022.89 4.55503%		8	10/01/20	10/01/20	10/16/20
Totals		36,097,616.23		36,097,616.23
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
* Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	09/17/20	0.00	1,831.81	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	1,831.81		0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 26 of 28

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	18,258.47	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	2,331.09	0.00	0.00	0.00	0.00	0.00	105.64	0.00	0.00	0.00
32	0.00	0.00	1,569.72	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	1,504.79	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	1,284.89	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	841.07	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	4.61	0.00	0.00	0.00
Total	0.00	0.00	25,790.03	0.00	0.00	0.00	0.00	0.00	110.25	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		25,900.28

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 27 of 28

Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 28 of 28